License, Clinical Trial and Sponsored Research Agreements (Tables)	12 Months Ended
Dec. 31, 2023
License agreements
License, Clinical Trial and Sponsored Research Agreements
Schedule of Clinical Trial and Sponsored Research Agreements

For the years ended December 31, 2023 and 2022, the Company recorded the following expense in research and development for licenses acquired:

	For the year ended December 31,
($ in thousands)	2023	2022
City of Hope National Medical Center
IV/ICV	—	125
HER2	—	200
CSL Behring (Calimmune)	50	40
Fortress Annual Stock Dividend	477	1,109
Total	$527	$1,474

Sponsored research and clinical trial agreements
License, Clinical Trial and Sponsored Research Agreements
Schedule of Clinical Trial and Sponsored Research Agreements

For the year ended December 31, 2023 and 2022, the Company recorded the following expense in research and development for sponsored research and clinical trial agreements:

	For the year ended December 31,
($ in thousands)	2023	2022
City of Hope National Medical Center
CD123	$23	$166
IL13Rα2	1,115	1,486
CS1	188	482
HER2	—	784
PSCA	44	103
Fred Hutchinson Cancer Center - CD20	1,254	1,987
St. Jude Children’s Research Hospital - XSCID	637	508
Leiden University Medical Center - RAG1 SCID	350	505
Mayo Clinic	551	968
Total	$4,162	$6,989